STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended	12 Months Ended		30 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
CASH FLOW FROM OPERATING ACTIVITIES
Net Income (loss)	$ (13,728)	$ 2,199,779	$ (211,107)	$ 1,974,944
Changes to operational assets and liabilities:
Accrued expenses	0	198,800	83,275	282,075
Net cash provided by (used in) operating activities	(13,728)	2,398,579	(127,832)	2,257,019
CASH FLOWS FROM INVESTING ACTIVITIES
Cash held in trust fund, net	0	0	(28,273,072)	(28,273,072)
Net cash used in investing activities	0	0	(28,273,072)	(28,273,072)
CASH FLOWS FROM FINANCING ACTIVITIES
Gross Proceeds of public offering	0	0	32,852,000	32,852,000
Proceeds from the private placement of insider warrants	0	0	2,310,000	2,310,000
Proceeds from sale of ordinary shares to initial shareholders	25,000	0	0	25,000
Proceeds from issuance of unit purchase option	0	0	100	100
Proceeds from notes payable to shareholders	150,000	102,265	0	252,265
Payment of notes payable to shareholders	0	0	(150,000)	(150,000)
Purchase of shares under 10b5-1 plan	0	0	(5,189,108)	(5,189,108)
Payment of offering costs	(106,594)	0	(1,469,944)	(1,576,538)
Net cash provided by financing activities	68,406	102,265	28,353,048	28,523,719
NET (DECREASE) INCREASE IN CASH and cash equivalents	54,678	2,500,844	(47,856)	2,507,666
CASH and cash equivalents, Beginning of Period	0	6,822	54,678	0
CASH and cash equivalents, Ending of Period	54,678	2,507,666	6,822	2,507,666
Supplemental schedule of non-cash financing activity:
Increase in accrual for offering costs	$ 85,440	$ 0	$ (85,440)	$ 0